Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		$ 0	$ 0
Proceeds from debt invested	$ 496,300,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax		600,000	500,000	$ 900,000
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 300,000,000	250,000,000
Discretionary Line of Credit Repayment Period		30 days
Proceeds from Lines of Credit		$ 0	$ 0
Discretionary Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.10%
4.95% Senior Notes due 2033
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	4.95%